Annual Total Returns[BarChart] - Nationwide Destination 2030 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.42%)	14.18%	20.32%	4.18%	(2.04%)	9.05%	15.11%	(7.48%)	20.71%	12.05%